Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,118,119	$ 750,981	$ 368,623
Cash and cash equivalents segregated for corporate-held stablecoins	588,271	294,493	275,809
Cash and cash equivalents segregated for the benefit of stablecoin holders	61,365,920	43,918,572	24,346,152
Available-for-sale debt securities, at fair value		0	152,183
Accounts receivable, net	13,215	6,418	1,940
Stablecoins receivable, net	0	6,957	22,559
Prepaid expenses and other current assets	216,604	187,528	146,645
Total current assets	63,302,129	45,164,949	25,313,911
Non-current assets:
Restricted cash	3,210	3,558	3,575
Available-for-sale debt securities, at fair value		0	87,940
Investments	83,794	84,114	75,874
Fixed assets, net	23,804	18,682	2,619
Digital assets	35,113	31,330	11,339
Goodwill	266,384	169,544	169,544
Intangible assets, net	396,969	331,394	327,381
Deferred tax assets, net	17,472	10,223	0
Other non-current assets	24,633	20,615	4,400
Total assets	64,153,508	45,834,409	25,996,583
Current liabilities:
Accounts payable and accrued expenses	411,560	287,007	152,586
Obligations to return digital asset collateral		570	4,662
Deposits from stablecoin holders	61,101,523	43,727,363	24,276,065
Convertible debt, net of debt discount	206,140	0
Other current liabilities	11,211	16,597	4,225
Total current liabilities	61,730,434	44,030,967	24,437,538
Non-current liabilities:
Convertible debt, net of debt discount	0	40,717	58,487
Deferred tax liabilities, net	31,812	29,559	19,616
Warrant Liability	0	1,591	1,642
Other non-current liabilities	20,431	21,281	8,569
Total non-current liabilities	52,243	93,148	88,314
Total liabilities	61,782,677	44,124,115	24,525,852
Commitments and contingencies
Redeemable convertible preferred stock
Redeemable convertible preferred stock	0	1,139,765
Stockholders' equity
Treasury stock at cost	(2,877)	(2,877)	(2,877)
Additional paid-in capital	3,998,827	1,792,969	1,723,020
Accumulated deficit	(1,640,510)	(1,223,213)	(1,385,607)
Accumulated other comprehensive income	15,366	3,644	4,929
Total stockholders' equity	2,370,831	570,529	339,471
Total liabilities, redeemable convertible preferred stock and stockholders' equity	64,153,508	45,834,409	25,996,583
Previously Reported [Member]
Current liabilities:
Other current liabilities		16,027
Common Class A [Member]
Stockholders' equity
Common Stock	23	6	6
Common Class B [Member]
Stockholders' equity
Common Stock	2	0
Common Class C [Member]
Stockholders' equity
Common Stock	$ 0	0
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock		9,000	9,000
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock		17,000	17,000
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock		40,050	40,050
Series D Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock		64,152	64,152
Series E Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock		608,564	600,059
Series F Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Redeemable convertible preferred stock		$ 400,999	$ 400,999